Property, Plant and Equipment	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment
Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2025 and 2024 were as follows:

	Buildings and facilities	Machinery and equipment	Others (i)	Total
Net book amount at the June 30, 2023	47,610	2,571	2,384	52,565
Costs	117,733	48,122	10,926	176,781
Accumulated depreciation	(70,123)	(45,551)	(8,542)	(124,216)
Balances at June 30, 2023	47,610	2,571	2,384	52,565
Additions	3,131	961	548	4,640
Disposals	-	(10)	(7)	(17)
Currency translation adjustment	-	-	(7)	(7)
Transfers	-	14	-	14
Depreciation charges (ii)	(4,601)	(1,142)	(483)	(6,226)
Net book amount at the June 30, 2024	46,140	2,394	2,435	50,969
Costs	120,864	49,087	11,460	181,411
Accumulated depreciation	(74,724)	(46,693)	(9,025)	(130,442)
Balances at June 30, 2024	46,140	2,394	2,435	50,969
Additions	5,656	1,617	767	8,040
Currency translation adjustment	-	-	6	6
Transfers	-	1,624	-	1,624
Depreciation charges (ii)	(4,509)	(1,539)	(500)	(6,548)
Net book amount at the June 30, 2025	47,287	4,096	2,708	54,091
Costs	126,520	52,328	12,233	191,081
Accumulated depreciation	(79,233)	(48,232)	(9,525)	(136,990)
Balances at June 30, 2025	47,287	4,096	2,708	54,091

(i)	Includes furniture and fixtures and vehicles.
(ii)

As of June 30, 2025 and 2024, depreciation charges of property, plant and equipment were recognized: ARS 4,841 and ARS 4,609 in "Costs", ARS 1,696 and ARS 1,599 in "General and administrative expenses" and ARS 11 and ARS 18 in "Selling expenses", respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).